UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31,2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             May 11, 2004

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     87
Form 13F Information Table Value Total:     401,546
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3602 87642.00 SH       SOLE                 87642.00
Acxiom Corp                    COM              005125109     1282 58400.00 SH       SOLE                 58400.00
Alliance Data Sys Corp         COM              018581108     2915 86900.00 SH       SOLE                 86900.00
American Intn'l Group          COM              026874107      237  3320.00 SH       SOLE                  3320.00
Applera Applied Biosystems     COM              038020103     1056 53400.00 SH       SOLE                 53400.00
AptarGroup Inc                 COM              038336103    12580 327600.00SH       SOLE                327600.00
Arrow Electronics, Inc         COM              042735100     3895 153000.00SH       SOLE                153000.00
BISYS Group Inc                COM              055472104     5496 327950.00SH       SOLE                327950.00
BJ's Wholesale Club, Inc       COM              15548J106     2036 80000.00 SH       SOLE                 80000.00
Baldor Electric                COM              057741100     5793 252083.00SH       SOLE                252083.00
Bank of America Corp           COM              060505104      374  4620.00 SH       SOLE                  4620.00
Beckman Coulter Inc            COM              075811109     7641 140100.00SH       SOLE                140100.00
Bed Bath & Beyond Inc          COM              075896100     1634 39000.00 SH       SOLE                 39000.00
Biomet, Inc                    COM              090613100     9574 249586.00SH       SOLE                249586.00
C R Bard                       COM              067383109     9998 102400.00SH       SOLE                102400.00
C.H. Robinson Wrldwd           COM              12541w100     6169 148650.00SH       SOLE                148650.00
CDW Corporation                COM              125129106     4767 70500.00 SH       SOLE                 70500.00
Certegy                        COM              156880106     6237 178087.00SH       SOLE                178087.00
Charles River Labs             COM              159864107     2657 62000.00 SH       SOLE                 62000.00
Charter One Financial          COM              160903100     4629 130909.00SH       SOLE                130909.00
Chevron Texaco Corp            COM              166764100     1159 13203.00 SH       SOLE                 13203.00
ChoicePoint Inc                COM              170388102     4797 126149.99SH       SOLE                126149.99
Cintas Corp                    COM              172908105     6670 153375.00SH       SOLE                153375.00
Citigroup Inc                  COM              172967101      400  7737.47 SH       SOLE                  7737.47
Compass Bancshares Inc         COM              20449H109     7508 181050.00SH       SOLE                181050.00
Conmed Corp                    COM              207410101     1235 41800.00 SH       SOLE                 41800.00
Costco Wholesale Corp          COM              22160K105      814 21647.00 SH       SOLE                 21647.00
Danaher Corp                   COM              235851102    24017 257227.00SH       SOLE                257227.00
Donaldson Co                   COM              257651109    16519 622666.00SH       SOLE                622666.00
E.W. Scripps Co Cl A           COM              811054204     2801 27700.00 SH       SOLE                 27700.00
Edwards Lifesciences           COM              28176E108     3290 102960.00SH       SOLE                102960.00
Entercom Comm Corp             COM              293639100     2388 52750.00 SH       SOLE                 52750.00
Equifax Inc                    COM              294429105     6186 239575.00SH       SOLE                239575.00
Expeditors International       COM              302130109     2480 63000.00 SH       SOLE                 63000.00
Exxon Mobil Corp               COM              30231G102     1800 43279.00 SH       SOLE                 43279.00
Family Dollar Stores           COM              307000109     7769 216100.00SH       SOLE                216100.00
Fastenal Co.                   COM              311900104     3876 72200.00 SH       SOLE                 72200.00
Fifth Third Bancorp            COM              316773100     2133 38528.00 SH       SOLE                 38528.00
First Data Corp                COM              319963104    20288 481208.00SH       SOLE                481208.00
Fiserv, Inc                    COM              337738108    18455 515940.00SH       SOLE                515940.00
G&K Services, Inc              COM              361268105     1340 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103     2970 97327.05 SH       SOLE                 97327.05
Genzyme Corp                   COM              372917104     2573 55000.00 SH       SOLE                 55000.00
Global Payments Inc.           COM              37940X102     3215 71325.00 SH       SOLE                 71325.00
Health Management Associates I COM              421933102     1741 75000.00 SH       SOLE                 75000.00
ITT Industries                 COM              450911102     5893 77200.00 SH       SOLE                 77200.00
Idex Corp                      COM              45167R104    11101 255320.00SH       SOLE                255320.00
Int'l Business Machines        COM              459200101     1120 12193.00 SH       SOLE                 12193.00
Intel Corp                     COM              458140100      280 10292.00 SH       SOLE                 10292.00
Johnson & Johnson              COM              478160104      376  7408.00 SH       SOLE                  7408.00
Jones Apparel Group Inc        COM              480074103     3971 109850.00SH       SOLE                109850.00
Keane Inc                      COM              486665102      800 50800.00 SH       SOLE                 50800.00
Marshall & Ilsley Corp         COM              571834100     3788 100175.00SH       SOLE                100175.00
Medimmune Inc                  COM              584699102      808 35000.00 SH       SOLE                 35000.00
Merck & Co                     COM              589331107      379  8566.00 SH       SOLE                  8566.00
National City Corp             COM              635405103     8160 229350.00SH       SOLE                229350.00
New York Community Bancorp     COM              649445103     4419 128921.76SH       SOLE                128921.76
North Fork Bancorp             COM              659424105    18700 441867.00SH       SOLE                441867.00
Pacer International            COM              69373H106     1492 67776.00 SH       SOLE                 67776.00
Pactiv Corp                    COM              695257105     5144 231200.00SH       SOLE                231200.00
Patterson Dental Co.           COM              703412106     6605 96400.00 SH       SOLE                 96400.00
Pepsico Inc                    COM              713448108      202  3750.00 SH       SOLE                  3750.00
Pfizer Inc                     COM              717081103     2747 78377.00 SH       SOLE                 78377.00
Quest Diagnostics Inc          COM              74834L100     9569 115525.00SH       SOLE                115525.00
Robert Half Int'l Inc          COM              770323103     3348 141750.00SH       SOLE                141750.00
Royal Dutch Petroleum Co       COM              780257804      221  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     6700 134725.00SH       SOLE                134725.00
Teleflex Inc                   COM              879369106    10865 220696.00SH       SOLE                220696.00
U.S. Bancorp                   COM              902973304    14989 542109.00SH       SOLE                542109.00
UCBH Holdings Inc.             COM              90262T308     1417 35400.00 SH       SOLE                 35400.00
Unisys Corp                    COM              909214108      378 26500.00 SH       SOLE                 26500.00
Universal Health Services      COM              913903100     2322 50400.00 SH       SOLE                 50400.00
Viacom Inc Cl B                COM              925524308     1770 45149.00 SH       SOLE                 45149.00
Viad Corp                      COM              92552R109     2175 90000.00 SH       SOLE                 90000.00
Wal-Mart Stores                COM              931142103      222  3720.00 SH       SOLE                  3720.00
Washington Mutual Inc          COM              939322103      302  7078.00 SH       SOLE                  7078.00
Waters Corp                    COM              941848103     4290 105050.00SH       SOLE                105050.00
Wells Fargo & Co.              COM              949746101     1430 25230.16 SH       SOLE                 25230.16
Westamerica Bancorp            COM              957090103     2851 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4636 61850.00 SH       SOLE                 61850.00
Zimmer Holdings Inc            COM              98956P102     6179 83750.00 SH       SOLE                 83750.00
Zions Bancorporation           COM              989701107    11779 206290.00SH       SOLE                206290.00
Capital World Growth Income Fu COM              140543109      219 7084.6240SH       SOLE                7084.6240
Franklin Templeton, Oregon Tax COM              354723785      240 20197.0610SH      SOLE               20197.0610
Lord Abbett Affiliated Fund Cl COM              544001100      432 31158.7780SH      SOLE               31158.7780
MFS Charter Income Trust       COM              552727109       91 10000.0000SH      SOLE               10000.0000
Vanguard Short-Term Bond Index COM              921937207      136 13148.2500SH      SOLE               13148.2500